[LETTERHEAD OF MORGAN, LEWIS & BOCKIUS LLP]

August 19, 2020

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Invesco Unit Trusts, Series 2071 Amendment No. 2 to the Registration Statement on Form S-6 (No. 333-239263)

Ladies and Gentlemen:

On behalf of Invesco Capital Markets, Inc., as depositor, sponsor and principal underwriter of Invesco Unit Trusts, Series 2071 (the “Trust”), we hereby transmit for filing under the Securities Act of 1933 (the “Act”) Amendment No. 2 to the Registration Statement on Form S-6 (“Amendment No. 2”), which has been blacklined to reflect changes from the Registration Statement on Form S-6 that was filed with the Securities and Exchange Commission (the “Commission”) on June 22, 2020 (accession number 0001528621-20-001198). On August 10, 2020, Commission Staff gave comments on the June 22, 2020 filing, and those comments have been incorporated into this Amendment No. 2.

The trust agreement was entered into today and Securities (as defined in the Trust Indenture) have been deposited with the trustee. In connection therewith, the trustee has provided, in the name of Invesco Capital Markets, Inc., documentation for units of fractional undivided interest in the Trust, which documentation is being retained by the trustee for delivery after the effectiveness of Amendment No. 2.

Accordingly, we respectfully request that the Commission grant acceleration of the effective date of Amendment No. 2 so that it may become effective as early as practicable on Wednesday, August 19, 2020. A request for acceleration has been filed along with Amendment No. 2. Additionally, we note that absent the disclosure changes for the High Income Allocation Portfolio 2020-3, which the Commission Staff previously reviewed and provided comments on as mentioned in the first paragraph above, we would represent that Amendment No. 2 does not contain disclosures which would otherwise render it ineligible to become effective pursuant to Rule 487.

We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions regarding the foregoing, please do not hesitate to contact me at (202) 373-6725.

Very truly yours, /s/ THOMAS S. HARMAN